Segment Information - Key Servicing Metrics (Details) - Agency Business - MSRs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Segment Information
UPB of Servicing Portfolio	$ 16,206,315	$ 13,555,086
Wtd. Avg. Servicing Fee Rate (basis points)	0.477%	0.478%
Wtd. Avg. Life of Servicing Portfolio (in years)	8 years 1 month 6 days	7 years 7 months 6 days
Fannie Mae
Segment Information
UPB of Servicing Portfolio	$ 12,502,699	$ 11,181,152
Wtd. Avg. Servicing Fee Rate (basis points)	0.536%	0.534%
Wtd. Avg. Life of Servicing Portfolio (in years)	6 years 10 months 24 days	6 years 7 months 6 days
Freddie Mac
Segment Information
UPB of Servicing Portfolio	$ 3,166,134	$ 1,953,245
Wtd. Avg. Servicing Fee Rate (basis points)	0.295%	0.223%
Wtd. Avg. Life of Servicing Portfolio (in years)	10 years 6 months	10 years 6 months
FHA
Segment Information
UPB of Servicing Portfolio	$ 537,482	$ 420,689
Wtd. Avg. Servicing Fee Rate (basis points)	0.165%	0.144%
Wtd. Avg. Life of Servicing Portfolio (in years)	19 years 7 months 6 days	19 years 2 months 12 days